UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04875

Name of Fund:	Royce Value Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LP
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2016

Date of reporting period: 9/30/2016

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE VALUE TRUST
SEPTEMBER 30, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.7%

Consumer Discretionary – 10.9%
Auto Components - 1.2%
Cooper Tire & Rubber	19,600	$745,192
Drew Industries	60,516	5,931,779
Gentex Corporation	273,170	4,796,865
Sebang Global Battery	28,500	958,946
Standard Motor Products	50,391	2,406,674

		14,839,456

Automobiles - 0.9%
Thor Industries [1]	127,210	10,774,687

Distributors - 1.0%
Core-Mark Holding Company	245,400	8,785,320
Fenix Parts [2]	255,000	1,009,800
Weyco Group	97,992	2,633,045

		12,428,165

Diversified Consumer Services - 0.8%
American Public Education [2]	42,400	839,944
Collectors Universe	50,000	926,500
DeVry Education Group	52,054	1,200,365
Liberty Tax Cl. A	141,573	1,809,303
LifeLock [2]	142,000	2,402,640
Lincoln Educational Services [2]	430,600	947,320
Universal Technical Institute	504,032	897,177

		9,023,249

Hotels, Restaurants & Leisure - 0.3%
Century Casinos [2]	222,360	1,536,507
Lindblad Expeditions Holdings [2]	178,300	1,604,700

		3,141,207

Household Durables - 1.6%
Cavco Industries [2]	14,700	1,456,035
Ethan Allen Interiors	231,000	7,223,370
Flexsteel Industries	18,500	956,820
Mohawk Industries [1,2,3]	22,400	4,487,616
Natuzzi ADR [2]	2,096,300	3,668,525
Samson Holding	2,500,000	236,827
Stanley Furniture [4]	912,235	1,632,900

		19,662,093

Internet & Direct Marketing Retail - 0.1%
Blue Nile	34,200	1,177,164

Leisure Products - 1.0%
Black Diamond [2]	68,100	350,034
Nautilus [2]	488,700	11,103,264

		11,453,298

Media - 0.7%
E.W. Scripps Company Cl. A [2]	118,060	1,877,154
New Media Investment Group	60,100	931,550
Pico Far East Holdings	3,484,400	1,049,394
T4F Entretenimento	200,000	367,757
Technicolor	120,000	819,056
Wiley (John) & Sons Cl. A	52,180	2,693,010

		7,737,921

Multiline Retail - 0.0%
New World Department Store China [2]	1,447,500	217,040

Specialty Retail - 1.9%
Barnes & Noble	26,000	293,800
Buckle (The) [1]	125,515	3,016,126
Caleres	134,500	3,401,505
Container Store Group (The) [2]	158,200	794,164
Destination Maternity	390,176	2,762,446
Genesco [2]	43,355	2,361,113
Haverty Furniture	26,500	531,060
I.T	1,127,000	368,959
Monro Muffler Brake	126,300	7,725,771
Oriental Watch Holdings	967,900	151,117
TravelCenters of America LLC [2]	62,500	447,500
West Marine [2]	131,100	1,084,197

		22,937,758

Textiles, Apparel & Luxury Goods - 1.4%
Crown Crafts	94,441	954,799
Culp	29,400	875,238
Deckers Outdoor [2]	36,420	2,168,811
J.G. Boswell Company [5]	3,940	2,521,600
Movado Group	78,861	1,693,934
Wolverine World Wide [1]	360,200	8,295,406
YGM Trading	1,082,600	575,049

		17,084,837

Total		130,476,875

Consumer Staples – 1.9%
Beverages - 0.2%
Compania Cervecerias Unidas ADR	134,000	2,705,460

Food Products - 1.6%
Cal-Maine Foods	41,916	1,615,443
Farmer Bros. [2]	44,100	1,567,755
Industrias Bachoco ADR	60,795	3,049,477
John B. Sanfilippo & Son	17,200	882,876
Sanderson Farms	14,300	1,377,519
Seneca Foods Cl. A [2]	157,831	4,457,147
Seneca Foods Cl. B [2]	13,840	506,544
SunOpta [2]	187,459	1,323,461
Tootsie Roll Industries [1]	100,504	3,701,562
Waterloo Investment Holdings [2,6]	2,973,544	892,063

		19,373,847

Personal Products - 0.1%
Inter Parfums	38,030	1,227,228

Total		23,306,535

Energy – 4.7%
Energy Equipment & Services - 3.8%
CARBO Ceramics [1,2,3]	53,000	579,820
Diamond Offshore Drilling [2]	154,000	2,711,940
Era Group [2]	559,771	4,506,157
Forum Energy Technologies [2]	161,418	3,205,761
Frank’s International	108,600	1,411,800
Helmerich & Payne	101,230	6,812,779
ION Geophysical [2]	71,880	492,378
Oil States International [2]	41,433	1,308,040
Pason Systems	508,680	6,509,956
SEACOR Holdings [2]	170,469	10,141,201
TGS-NOPEC Geophysical	309,170	5,586,478
Trican Well Service [2]	897,300	1,839,809

		45,106,119

Oil, Gas & Consumable Fuels - 0.9%
Dorchester Minerals L.P.	177,172	2,730,220
Dorian LPG [2]	184,034	1,104,204
Green Plains	30,000	786,000
Hargreaves Services	57,683	142,424
San Juan Basin Royalty Trust	350,352	2,067,077
World Fuel Services	66,600	3,080,916
WPX Energy [2]	110,000	1,450,900

		11,361,741

Total		56,467,860

Financials – 15.9%
Banks - 2.2%
Bank of N.T. Butterfield & Son	178,416	4,417,580
Blue Hills Bancorp	104,180	1,564,784
Canadian Western Bank	279,500	5,379,302
Farmers & Merchants Bank of Long Beach [5]	1,200	7,470,000
Fauquier Bankshares	160,800	2,329,992
First Citizens BancShares Cl. A	17,026	5,003,771

		26,165,429

Capital Markets - 9.3%
Ares Management L.P.	375,900	6,544,419
Artisan Partners Asset Management Cl. A	214,400	5,831,680
ASA Gold and Precious Metals	199,821	2,955,353
Ashmore Group	1,114,000	5,098,991
Associated Capital Group Cl. A	20,200	716,292
Azimut Holding	17,500	257,633
CETIP - Mercados Organizados	430,000	5,669,603
Citadel Capital [2]	11,799,921	1,102,927
Cowen Group [2]	250,824	910,491
Dundee Corporation Cl. A [2]	1,079,900	5,556,100
Edmond de Rothschild (Suisse)	153	2,128,224
Federated Investors Cl. B	126,440	3,746,417
Jupiter Fund Management	230,000	1,268,178
KKR & Co. L.P.	24,100	343,666
Lazard Cl. A	126,735	4,608,085
Manning & Napier Cl. A	465,492	3,300,338
MarketAxess Holdings	78,600	13,015,374
Medley Management Cl. A	109,500	920,895
Morningstar	84,600	6,706,242
mutares	39,266	592,935
MVC Capital	324,200	2,687,618
Newtek Business Services	15,925	227,090
Oaktree Capital Group LLC Cl. A	101,100	4,286,640
Partners Group Holding	1,075	541,528
Rothschild & Co	216,893	5,371,190
SEI Investments	185,600	8,465,216
Sprott	1,590,000	2,932,886
TMX Group	60,700	2,787,587
U.S. Global Investors Cl. A	520,551	957,814
Value Partners Group	5,453,000	5,614,498
Virtus Investment Partners	28,330	2,772,374
VZ Holding	2,000	560,040
Westwood Holdings Group	50,173	2,664,688
ZAIS Group Holdings Cl. A [1,2,3]	492,300	1,132,290

		112,275,302

Consumer Finance - 0.1%
Bajaj Finance	55,000	884,425

Diversified Financial Services - 0.5%
First Pacific	1,020,000	730,251
PICO Holdings [2]	409,400	4,826,826

		5,557,077

Insurance - 2.5%
Alleghany Corporation [2]	2,709	1,422,279
Atlas Financial Holdings [2]	30,000	473,100
eHealth [2]	55,000	616,550
E-L Financial	21,500	11,471,474
Erie Indemnity Cl. A	25,000	2,551,750
Independence Holding Company	314,523	5,403,505
MBIA [2]	942,400	7,341,296
ProAssurance Corporation	17,139	899,455
WMIH [2]	77,742	181,916

		30,361,325

Investment Companies - 0.2%
RIT Capital Partners	130,500	2,951,624

Thrifts & Mortgage Finance - 1.1%
Genworth MI Canada	230,895	5,941,549
Timberland Bancorp [4]	444,200	6,996,150
Vestin Realty Mortgage II [2]	53,557	136,570

		13,074,269

Total		191,269,451

Health Care – 4.4%
Biotechnology - 0.9%
ARIAD Pharmaceuticals [1,2,3]	119,000	1,629,110
Keryx Biopharmaceuticals [2]	160,000	849,600
Sangamo BioSciences [2]	344,315	1,594,178
Zealand Pharma [2]	462,207	6,894,152

		10,967,040

Health Care Equipment & Supplies - 1.6%
Analogic Corporation	54,735	4,849,521
AngioDynamics [2]	41,000	719,140
Atrion Corporation [1]	15,750	6,718,950
Cerus Corporation [2]	108,000	670,680
CryoLife [2]	25,000	439,250
Invacare Corporation	38,900	434,513
Kossan Rubber Industries	400,000	665,096
Masimo Corporation [2]	50,000	2,974,500
Neogen Corporation [2]	6,800	380,392
Trinity Biotech ADR Cl. A [2]	82,800	1,094,616

		18,946,658

Health Care Providers & Services - 0.4%
Aceto Corporation	132,455	2,515,320
Landauer	50,000	2,224,000

		4,739,320

Health Care Technology - 0.2%
Cegedim [2]	10,000	275,282
Medidata Solutions [2]	40,000	2,230,400

		2,505,682

Life Sciences Tools & Services - 1.2%
Bio-Rad Laboratories Cl. A [2]	33,598	5,503,688
Bio-Techne	41,143	4,505,159
PAREXEL International [2]	56,600	3,930,870

		13,939,717

Pharmaceuticals - 0.1%
Lipocine [2]	35,000	156,100
Theravance Biopharma [2]	44,291	1,605,106

		1,761,206

Total		52,859,623

Industrials – 28.7%
Aerospace & Defense - 2.6%
Austal	688,670	776,963
Ducommun [2]	117,200	2,676,848
HEICO Corporation	140,338	9,711,390
HEICO Corporation Cl. A	80,808	4,889,692
Magellan Aerospace	182,779	2,237,456
Mercury Systems [2]	28,000	687,960
Teledyne Technologies [2]	20,600	2,223,358
Wesco Aircraft Holdings [2]	588,000	7,896,840

		31,100,507

Air Freight & Logistics - 1.9%
Expeditors International of Washington	158,900	8,186,528
Forward Air	189,250	8,186,955
Hub Group Cl. A [1,2,3]	149,400	6,089,544

		22,463,027

Building Products - 0.5%
Apogee Enterprises	45,500	2,033,395
Burnham Holdings Cl. B [5]	36,000	608,400
dorma+kaba Holding	600	444,056
Insteel Industries	50,080	1,814,899
Patrick Industries [2]	14,750	913,320

		5,814,070

Commercial Services & Supplies - 2.3%
Atento [2]	230,000	1,950,400
CECO Environmental	99,028	1,117,036
CompX International Cl. A	211,100	2,444,538
Copart [2]	219,960	11,781,058
Heritage-Crystal Clean [2]	152,527	2,025,558
Kimball International Cl. B	286,180	3,703,169
Ritchie Bros. Auctioneers	26,210	919,185
Steelcase Cl. A	203,960	2,833,004
UniFirst Corporation	7,370	971,808

		27,745,756

Construction & Engineering - 3.5%
EMCOR Group [1,3]	121,300	7,231,906
IES Holdings [2]	577,482	10,273,405
Jacobs Engineering Group [2]	164,900	8,528,628
KBR	325,300	4,921,789
Northwest Pipe [2]	28,000	330,680
NV5 Global [2]	28,200	911,142
Sterling Construction [2]	192,300	1,488,402
Valmont Industries [1]	63,045	8,483,965

		42,169,917

Electrical Equipment - 0.9%
Global Power Equipment Group [2,5]	631,820	2,628,371
Powell Industries	94,500	3,784,725
Preformed Line Products	91,600	3,862,772

		10,275,868

Industrial Conglomerates - 0.5%
A. Soriano	2,791,000	352,195
Raven Industries	251,725	5,797,227

		6,149,422

Machinery - 10.3%
Chen Hsong Holdings	1,159,000	246,551
China Metal International Holdings	554,524	198,184
CIRCOR International	80,884	4,817,451
CLARCOR	92,500	6,012,500
Colfax Corporation [2]	77,242	2,427,716
Columbus McKinnon	47,075	839,818
Deutz	115,000	580,257
Donaldson Company	193,559	7,225,557
Exco Technologies	77,800	717,543
Federal Signal	67,680	897,437
Franklin Electric	104,600	4,258,266
Graco	89,276	6,606,424
Greenbrier Companies (The)	34,600	1,221,380
Hurco Companies	25,952	728,473
Hyster-Yale Materials Handling Cl. A	10,000	601,300
IDEX Corporation	67,400	6,306,618
John Bean Technologies	77,526	5,469,459
Kadant	30,200	1,573,722
Kennametal	160,100	4,646,102
Lincoln Electric Holdings	61,360	3,842,363
Lindsay Corporation [1,3]	80,000	5,918,400
Luxfer Holdings ADR	28,100	325,679
Lydall [2]	42,380	2,166,889
NN	308,700	5,633,775
Nordson Corporation	24,296	2,420,611
RBC Bearings [2]	123,200	9,422,336
Sun Hydraulics	286,318	9,239,482
Tennant Company	111,900	7,251,120
Watts Water Technologies Cl. A	61,000	3,955,240
Westinghouse Air Brake Technologies	91,070	7,435,866
Woodward	171,800	10,734,064

		123,720,583

Marine - 1.2%
Clarkson	198,700	5,390,934
Kirby Corporation [2]	144,500	8,982,120

		14,373,054

Professional Services - 2.9%
Advisory Board (The) [2]	190,277	8,512,993
Franklin Covey [2]	40,800	726,648
Heidrick & Struggles International	66,480	1,233,204
ICF International [2]	20,836	923,451
ManpowerGroup	112,858	8,155,119
On Assignment [1,2,3]	199,195	7,228,787
Robert Half International	78,032	2,954,292
TrueBlue [2]	191,650	4,342,789
Volt Information Sciences [2]	65,000	412,750

		34,490,033

Road & Rail - 1.6%
Genesee & Wyoming Cl. A [2]	15,000	1,034,250
Knight Transportation	122,400	3,511,656
Landstar System	132,960	9,051,917
Patriot Transportation Holding [2]	70,986	1,508,452
Saia [1,2,3]	112,030	3,356,419
Trancom	4,932	309,925
Universal Logistics Holdings	78,916	1,059,053

		19,831,672

Trading Companies & Distributors - 0.5%
Addtech Cl. B	30,000	469,471
Central Steel & Wire [5]	4,862	1,993,420
Houston Wire & Cable	509,200	3,151,948
Kloeckner & Co [2]	20,000	243,489
MSC Industrial Direct Cl. A [1,3]	10,563	775,430

		6,633,758

Transportation Infrastructure - 0.0%
Hopewell Highway Infrastructure	1,012,000	619,661

Total		345,387,328

Information Technology – 17.6%
Communications Equipment - 0.7%
ADTRAN [1,3]	239,273	4,579,685
Bel Fuse Cl. B	30,238	729,945
Clearfield [2]	55,600	1,045,280
NetScout Systems [2]	61,700	1,804,725
Oclaro [2]	87,500	748,125

		8,907,760

Electronic Equipment, Instruments & Components - 8.0%
Anixter International [1,2]	70,895	4,572,727
Broadway Industrial Group [2]	99,300	15,703
Cognex Corporation [1,3]	214,870	11,358,028
Coherent [2]	126,416	13,974,025
Dolby Laboratories Cl. A	38,250	2,076,593
DTS	90,000	3,828,600
FARO Technologies [2]	154,867	5,567,469
FLIR Systems	302,000	9,488,840
HollySys Automation Technologies [2]	51,082	1,132,488
Horiba	12,000	589,119
IPG Photonics [1,2,3]	74,570	6,140,840
Lagercrantz Group	50,000	492,163
LRAD Corporation	776,544	1,452,137
Methode Electronics	60,830	2,127,225
National Instruments	261,850	7,436,540
Orbotech [2]	49,500	1,465,695
Perceptron [2]	357,700	2,403,744
Plexus Corporation [2]	150,600	7,045,068
Richardson Electronics	573,732	3,889,903
Rofin-Sinar Technologies [2]	6,681	214,995
Rogers Corporation [2]	57,066	3,485,591
Systemax	162,662	1,288,283
TTM Technologies [1,2,3]	496,400	5,683,780
Vishay Precision Group [2]	17,839	285,959
VST Holdings	1,179,658	345,609

		96,361,124

Internet Software & Services - 2.3%
Actua Corporation [2]	291,130	3,770,133
Care.com [2]	260,800	2,597,568
comScore [2]	212,236	6,507,156
HolidayCheck Group [2]	44,900	121,080
IZEA [2]	12,106	71,062
j2 Global	83,520	5,563,267
QuinStreet [2]	612,532	1,849,847
RealNetworks [2]	298,750	1,332,425
Solium Capital [2]	215,000	1,202,866
Spark Networks [1,2]	263,000	415,540
Stamps.com [2]	35,300	3,336,203
Support.com [2]	650,300	546,252

		27,313,399

IT Services - 1.3%
Acxiom Corporation [2]	48,000	1,279,200
Convergys Corporation [1]	121,000	3,680,820
DST Systems	10,000	1,179,200
Hackett Group (The)	463,566	7,658,110
Innodata [2]	274,314	674,813
MoneyGram International [2]	76,400	542,440

		15,014,583

Semiconductors & Semiconductor Equipment - 2.7%
Amtech Systems [2]	141,471	701,696
Brooks Automation	116,100	1,580,121
Cabot Microelectronics	24,900	1,317,459
Daqo New Energy ADR [2]	31,700	672,040
Diodes [2]	270,850	5,779,939
Exar Corporation [2]	157,576	1,467,033
Intermolecular [2]	40,000	39,680
Kulicke & Soffa Industries [2]	77,400	1,000,782
MKS Instruments	43,910	2,183,644
Nanometrics [2]	121,600	2,716,544
Nova Measuring Instruments [2]	99,000	1,170,180
Photronics [2]	159,900	1,648,569
Sigma Designs [2]	78,900	614,631
Silicon Motion Technology ADR	49,000	2,537,710
Teradyne	130,000	2,805,400
Tessera Technologies	153,530	5,901,693
Ultra Clean Holdings [2]	50,300	372,723
Veeco Instruments [2]	17,500	343,525

		32,853,369

Software - 1.9%
American Software Cl. A	108,690	1,206,459
ANSYS [1,2,3]	95,000	8,797,950
Computer Modelling Group	316,300	2,365,108
Mentor Graphics	179,823	4,754,520
Model N [2]	155,387	1,726,350
Monotype Imaging Holdings	130,140	2,877,395
PSI	18,194	270,806
SeaChange International [2]	247,069	738,736
SimCorp	10,000	582,450

		23,319,774

Technology Hardware, Storage & Peripherals - 0.7%
Diebold [1,3]	266,600	6,609,014
Intevac [2]	214,500	1,265,550

		7,874,564

Total		211,644,573

Materials – 7.6%
Chemicals - 2.1%
Dyadic International [2,5]	75,000	112,500
FutureFuel Corporation	48,500	547,080
Hawkins	86,178	3,734,093
Innospec	36,883	2,242,855
Intrepid Potash [2]	256,498	289,843
Minerals Technologies	91,893	6,495,916
Quaker Chemical	109,669	11,617,237

		25,039,524

Construction Materials - 1.0%
Ash Grove Cement Cl. B [5]	50,518	12,174,838

Containers & Packaging - 0.3%
Mayr-Melnhof Karton	34,000	3,739,181

Metals & Mining - 4.2%
Alamos Gold Cl. A	263,300	2,167,491
Ampco-Pittsburgh	36,966	409,953
Constellium Cl. A [2]	90,000	648,000
Exeter Resource [2]	240,000	302,400
Ferroglobe	49,300	445,179
Franco-Nevada Corporation	127,300	8,894,451
Gold Fields ADR	370,000	1,794,500
Haynes International	113,900	4,226,829
Hecla Mining	321,300	1,831,410
Imdex [2]	700,000	314,349
Lundin Mining [2]	640,000	2,531,804
Major Drilling Group International [2]	406,543	1,967,718
Pretium Resources [2]	165,000	1,694,081
Reliance Steel & Aluminum	137,240	9,885,397
Royal Gold	16,600	1,285,338
Seabridge Gold [2]	282,000	3,110,460
Synalloy Corporation	178,800	1,675,356
Worthington Industries	148,000	7,108,440

		50,293,156

Paper & Forest Products - 0.0%
TFS Corporation	453,967	519,424

Total		91,766,123

Real Estate – 3.0%
Real Estate Management & Development - 3.0%
AV Homes [2]	66,100	1,099,904
FirstService Corporation	135,100	6,306,468
Forestar Group [2]	102,000	1,194,420
FRP Holdings [2]	207,936	6,460,572
Kennedy-Wilson Holdings	101,300	2,284,315
Marcus & Millichap [2]	251,313	6,571,835
St. Joe Company (The) [2]	177,000	3,253,260
Tejon Ranch [2]	360,035	8,756,051

Total		35,926,825

Telecommunication Services – 0.5%
Wireless Telecommunication Services - 0.5%
Telephone and Data Systems	208,270	5,660,778

Total		5,660,778

Utilities – 0.1%
Gas Utilities - 0.1%
Shizuoka Gas	110,000	867,912
Toho Gas	60,000	561,642

		1,429,554

Multi-Utilities - 0.0%
Just Energy Group [1]	18,520	93,896

Total		1,523,450

Miscellaneous[7] – 4.4%
Total		53,466,001

TOTAL COMMON STOCKS
(Cost $958,463,363)		1,199,755,422

REPURCHASE AGREEMENT – 5.7%
Fixed Income Clearing Corporation,
0.03% dated 9/30/16, due 10/3/16,
maturity value $67,910,170 (collateralized
by obligations of various U.S. Government
Agencies, 2.125% due 12/31/22, valued at
$69,268,256)
(Cost $67,910,000)		67,910,000

TOTAL INVESTMENTS – 105.4%
(Cost $1,026,373,363)		1,267,665,422

LIABILITIES LESS CASH
AND OTHER ASSETS – (5.4)%		(64,471,879)

NET ASSETS – 100.0%		$1,203,193,543

[1]
All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement at September 30, 2016. Total market value of pledged securities at September 30, 2016, was $112,115,713.

[2]	Non-income producing.
[3]	At September 30, 2016, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $65,020,180.
[4]
At September 30, 2016, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[5]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[6]
A security for which market quotations are not readily available represents 0.1% of net assets. This security has been valued at its fair value under procedures approved by the Fund’s Board of Directors. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.

[7]	Includes securities first acquired in 2016 and less than 1% of net assets.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,028,710,745. At September 30, 2016, net unrealized appreciation for all securities was $238,954,677, consisting of aggregate gross unrealized appreciation of $339,052,580 and aggregate gross unrealized depreciation of $100,097,903. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common Stocks	$1,094,601,884	$104,261,475	$892,063	$1,199,755,422
Cash Equivalents	–	67,910,000	–	67,910,000

Certain securities have transferred in and out of Level 1 and Level 2 measurements during the reporting period. The Fund recognizes transfers between levels as of the end of the reporting period. For the nine months ended September 30, 2016, securities valued at $4,756,595 were transferred from Level 1 to Level 2 and securities valued at $6,612,409 were transferred from Level 2 to Level 1 within the fair value hierarchy.

Level 3 Reconciliation:

			Unrealized
	Balance as of 12/31/15	Purchases	Gain (Loss)	Balance as of 9/30/16

Common Stocks	$167,629	$1,187,434	$(463,000)	$892,063

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at September 30, 2016 is overnight and continuous.

Borrowings:
The Fund has entered into a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage Inc. (BNPP). As of September 30, 2016, the Fund has outstanding borrowings of $70,000,000. During the period ended September 30, 2016, the Fund borrowed an average daily balance of $70,000,000. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding and has granted a security interest in the securities pledged to, and in favor of, BNPP as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement necessitating the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPP to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPP on demand. If BNPP fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPP for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPP, the Fund, upon notice to BNPP, may reduce the loan balance outstanding by the amount of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPP in connection with the rehypothecation of portfolio securities.

Transactions in Affiliated Companies:
An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The Fund effected the following transactions in shares of such companies for the nine months ended September 30, 2016:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/15	12/31/15	Purchases	Sales	Gain (Loss)	Income	9/30/16	9/30/16

Stanley Furniture	1,012,235	$2,824,136	–	$265,000	$10,000	$1,140,294	912,235	$1,632,900
Timberland Bancorp	444,200	5,512,522	–	–	–	111,050	444,200	6,996,150
		$8,336,658			$10,000	$1,251,344		$8,629,050

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Value Trust, Inc.
By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Value Trust, Inc.
Date: November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Value Trust, Inc.
Date: November 21, 2016

By:

/s/ Peter K. Hoglund

Peter K. Hoglund
Treasurer, Royce Value Trust, Inc.
Date: November 21, 2016